PROMISSORY NOTES	9 Months Ended
Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
NOTE 4 - PROMISSORY NOTES

During the nine months ended August 31, 2012, the Company issued three promissory notes for total proceeds of $400,000 at the interest rate of 16% per annum. All three promissory notes are unsecured and payable on demand. During the nine months ended August 31, 2012, the Company recorded interest expense of $27,155 on the three promissory notes.